Discontinued operations - Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows Relating to Discontinued Operations (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Managing Liquidity Risk Relating to Discontinued Operations Explanatory [Line Items]
Borrowings	€ 4,051	€ 9,661
Investment contracts for account of policyholders	10,658	21,767
Contractual maturities of each category of financial liabilities [member]
Disclosure of Managing Liquidity Risk Relating to Discontinued Operations Explanatory [Line Items]
Borrowings	5,036	10,559
Other financial liabilities	5,495	7,444
Total financial liabilities (excluding investment/ insurance contracts)	14,775	22,154
Investment contracts	11,798	23,804
Investment contracts for account of policyholders	53,948	69,347
Total investment contracts	65,746	93,151
On demand [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of Managing Liquidity Risk Relating to Discontinued Operations Explanatory [Line Items]
Other financial liabilities	4,263	4,993
Total financial liabilities (excluding investment/ insurance contracts)	4,263	4,993
Investment contracts	9,642	17,254
Investment contracts for account of policyholders	22,748	34,756
Total investment contracts	32,389	52,009
Not later than one year [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of Managing Liquidity Risk Relating to Discontinued Operations Explanatory [Line Items]
Borrowings	1,312	901
Other financial liabilities	795	1,749
Total financial liabilities (excluding investment/ insurance contracts)	2,265	2,803
Investment contracts	1,445	2,681
Investment contracts for account of policyholders	31,186	34,571
Total investment contracts	32,631	37,252
Later than one year and not later than five years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of Managing Liquidity Risk Relating to Discontinued Operations Explanatory [Line Items]
Borrowings	3,130	7,651
Other financial liabilities	355	325
Total financial liabilities (excluding investment/ insurance contracts)	4,067	8,551
Investment contracts	385	2,114
Investment contracts for account of policyholders	7	10
Total investment contracts	392	2,124
Later than five years and not later than ten years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of Managing Liquidity Risk Relating to Discontinued Operations Explanatory [Line Items]
Borrowings	94	956
Other financial liabilities	34	154
Total financial liabilities (excluding investment/ insurance contracts)	450	1,439
Investment contracts	186	1,101
Investment contracts for account of policyholders	4	6
Total investment contracts	190	1,107
Later than ten years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of Managing Liquidity Risk Relating to Discontinued Operations Explanatory [Line Items]
Borrowings	500	1,052
Other financial liabilities	47	224
Total financial liabilities (excluding investment/ insurance contracts)	3,729	4,368
Investment contracts	141	655
Investment contracts for account of policyholders	2	4
Total investment contracts	143	€ 659
Discontinued operations [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of Managing Liquidity Risk Relating to Discontinued Operations Explanatory [Line Items]
Borrowings	5,412
Other financial liabilities	1,665
Total financial liabilities (excluding investment/ insurance contracts)	7,078
Investment contracts	12,517
Investment contracts for account of policyholders	1,396
Total investment contracts	13,913
Discontinued operations [member] | On demand [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of Managing Liquidity Risk Relating to Discontinued Operations Explanatory [Line Items]
Other financial liabilities	455
Total financial liabilities (excluding investment/ insurance contracts)	455
Investment contracts	9,167
Investment contracts for account of policyholders	1,396
Total investment contracts	10,564
Discontinued operations [member] | Not later than one year [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of Managing Liquidity Risk Relating to Discontinued Operations Explanatory [Line Items]
Borrowings	1,574
Other financial liabilities	800
Total financial liabilities (excluding investment/ insurance contracts)	2,375
Investment contracts	617
Total investment contracts	617
Discontinued operations [member] | Later than one year and not later than five years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of Managing Liquidity Risk Relating to Discontinued Operations Explanatory [Line Items]
Borrowings	3,321
Other financial liabilities	129
Total financial liabilities (excluding investment/ insurance contracts)	3,450
Investment contracts	1,448
Total investment contracts	1,448
Discontinued operations [member] | Later than five years and not later than ten years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of Managing Liquidity Risk Relating to Discontinued Operations Explanatory [Line Items]
Borrowings	14
Other financial liabilities	112
Total financial liabilities (excluding investment/ insurance contracts)	126
Investment contracts	731
Total investment contracts	731
Discontinued operations [member] | Later than ten years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of Managing Liquidity Risk Relating to Discontinued Operations Explanatory [Line Items]
Borrowings	503
Other financial liabilities	170
Total financial liabilities (excluding investment/ insurance contracts)	673
Investment contracts	552
Total investment contracts	€ 552